Taxation - Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets,
Accruals and other liabilities	¥ 162,281	¥ 91,866
Tax loss carryforwards	2,301	1,553
Advertising expenses carryforwards	60,668	57,701
Defined benefit liabilities	381	161
Total deferred tax assets	225,631	151,281
Less: Valuation allowance	(225,250)	(151,125)	¥ (62,421)
Total deferred tax assets, net	381	156
Deferred tax liabilities
Intangible assets from business acquisitions	124	226
Total deferred tax liabilities	¥ 124	¥ 226